Related party transactions	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions
21. Related party transactions
Pursuant to IAS 24 — Related Party Disclosures (“IAS 24”), the related parties of the Group are all entities and individuals, including their close family members, capable of exercising control, joint control or significant influence over the Group and its subsidiaries, including the Group’s controlling shareholder, Monterubello, as well as other companies owned by Monterubello and its shareholders. Related parties also include Zegna’s associates and joint arrangements, members of the Board of Directors and executives with strategic responsibilities, as well as their families and entities controlled by them.

The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved.
Transactions carried out by the Group with these related parties are of commercial and financial nature and are mainly relate to:
Transactions with associates
•Transactions with TFI and its subsidiaries (the “TFI Group”), prior to the completion of the TFI Acquisition, related to:
◦a licensing agreement for the production and worldwide distribution of luxury men’s ready to wear and made to measure clothing, footwear and accessories under the TOM FORD brand (which ended with the deliveries of the Fall/Winter 2022 collection), as well as a supply agreement to act as exclusive supplier for certain TOM FORD menswear products starting with the Spring/Summer 2023 collection (for which the supply commenced in 2022);
◦financial loans to TFI that were settled during the period; and
◦a financial guarantee provided by the Group to TFI (which at the time was an associate of the Zegna Group) for an amount of $7,500 thousand in relation to its payment obligations under a bank loan issued to TFI. The financial guarantee was subsequently reduced to $6,875 thousand in 2022 and closed in 2023 as part of the transactions contemplated by the TFI acquisition. No amounts were claimed under the guarantee.
•The purchase of raw materials, in particular carded yarns from Filati Biagioli Modesto.
•The purchase of finished products from Norda Run Inc.
Transactions with Monterubello and companies controlled by Monterubello or its shareholders, Zegna directors or senior management
•The purchase of raw materials, in particular of wool, from Gruppo Schneider S.p.A and its subsidiaries (the “Schneider Group”).
•The purchase of industrial services, in particular of fabrics’ finishing, from Finissaggio e Tintoria Ferraris S.p.A.
•The purchase of industrial services from Pettinatura di Verrone S.r.l.
•Transactions with PKB Bank AG relating to an interest-bearing loan amounting to €5,000 thousand which was fully repaid in the first half of 2022.
•Following the disposition in November 2021 of certain businesses that were previously part of the Group, the payment of rent to EZ Real Estate or its subsidiaries under lease agreements for the use of properties.
•Licensing, marketing and other sustainability-related services from Oasi Zegna.
•Support to the activities of Fondazione Zegna, a charitable organization which provides an opportunity for charitable work on the part of the Zegna family and Group employees. Fondazione Zegna supports and funds projects in cooperation with non-profit organizations operating in various fields and different parts of the world.
•Put contracts entered into as part of the Group’s investments in Thom Browne whereby the Group has been required to, and may in the future be required to, purchase all or a portion of the remaining non-controlling interests in Thom Browne. For additional information relating to the Thom Browne put contract see Note 18 — Other current and non-current financial liabilities.
Transactions with other related parties connected to directors and shareholders
•Transactions with UBS Group AG and its subsidiaries (together referred to as the “UBS Group AG”) for borrowings, revolving credit lines and financial assets the Group holds (mainly cash and cash equivalents and other securities), as well as derivative contracts in the course of the Group’s risk management activities. UBS Group AG also provides certain financial guarantees to third parties on behalf of the Group. Following Mr. Sergio Ermotti's appointment as Group Chief Executive Officer of UBS Group AG effective April 5, 2023, UBS Group AG and its subsidiaries qualify as related parties of the Group.
The following tables summarize transactions and balances with related parties:

	For the six months ended June 30, 2023						For the six months ended June 30, 2022
(€ thousands)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)	Revenues	Cost of sales	Selling, general and administrative expenses	Financial income/(expenses)
Associates
TFI Group(1)(2)	3,212	288	740	—	(7)	—	16,743	—	4,009	36
Filati Biagioli Modesto S.p.A.	—	3,581	20	—	45	—	7	1,590	—	—
Norda Run Inc.	—	841	120	—	(2)	—	—	—	—	—
Pelletteria Tizeta S.r.l.(1)	—	—	—	—	—	—	—	(3)	—	—
Total associates	3,212	4,710	880	—	36	—	16,750	1,587	4,009	36
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
EZ Real Estate (3)	1	1,379	2,065	1,024	(181)	—	6	1,308	2,637	(248)
Schneider Group	17	6,732	11	—	—	—	—	2,703	—	—
Alan Real Estate S.A. (3)	—	874	649	—	(26)	—	—	823	424	—
Agnona S.r.l.	14	15	87	49	(1)	—	35	—	250	—
61 West 23rd Street LLC (3)	—	—	—	—	—	—	—	—	(15)	—
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management (4)	37	2,790	11	8	1	—	4	455	—	300
Other related parties connected to directors and shareholders
UBS Group AG	—	—	103	—	(262)	1,915	—	—	—	—
Other	—	—	1,524	—	—	—	—	—	1,033	—
Total transactions with related parties	3,281	16,500	5,330	1,081	(433)	1,915	16,795	6,876	8,338	88
Total for Zegna Group	903,059	323,228	415,792	47,530	(28,991)	(7,003)	728,993	280,182	332,854	(26,064)
________________________________________
(1)Following the TFI Acquisition completed on April 28, 2023, TFI Group and Pelletteria Tizeta S.r.l. are controlled by the Group and are no longer related parties.
(2)Costs with TFI Group include royalties amounting to €181 thousand for the six months ended June 30, 2023 (€2,074 thousand for the six months ended June 30, 2022).
(3)Entities disposed of as part of the disposition in November 2021 of certain businesses that were previously part of the Group.
(4)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG and Pettinatura di Verrone S.r.l.

	At June 30, 2023				At December 31, 2022
(€ thousands)	Non-current assets	Current assets	Non-current liabilities	Current liabilities	Non-current assets	Current assets	Non-current liabilities	Current liabilities
Associates
TFI Group(1)	—	5	—	—	—	11,808	—	366
Filati Biagioli Modesto S.p.A.	2,200	120	—	2,851	—	2,200	—	2,830
Norda Run Inc.	—	—	—	2	—	—	—	—
Pelletteria Tizeta S.r.l.(1)	—	—	—	—	—	1	—	—
Total associates	2,200	125	—	2,853	—	14,009	—	3,196
Monterubello and Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Monterubello	—	—	—	—	—	—	—	—
Agnona S.r.l.	—	21	—	17	—	32	—	67
Schneider Group	—	7	—	2,458	—	4	—	4,102
EZ Real Estate (2)	41,799	40	36,092	8,120	41,671	69	35,776	6,476
61 West 23rd Street LLC (2)	—	24	—	—	—	24	—	—
Alan Real Estate S.A. (2)	9,409	—	6,866	2,866	9,875	—	7,565	2,471
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management (3)	—	269	—	1,512	—	240	—	2,204
Other related parties connected to directors and shareholders
UBS Group AG	—	45,352	20,000	70,087	—	—	—	—
Other	—	—	—	350	—	—	—	384
Total transactions with related parties	53,408	45,838	62,958	88,263	51,546	14,378	43,341	18,900
Total for Zegna Group	1,410,771	1,262,741	836,673	1,021,920	1,141,070	1,285,657	827,422	866,984
________________________________________
(1)Following the TFI Acquisition completed on April 28, 2023, TFI Group and Pelletteria Tizeta S.r.l. are controlled by the Group and are no longer related parties.
(2)Entities disposed of as part of the disposition in November 2021 of certain businesses that were previously part of the Group.
(3)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG, Achill Station Pty Ltd., and Pettinatura di Verrone S.r.l.